1. Corporate information and main business	12 Months Ended
Dec. 31, 2017
Corporate Information And Main Business
Corporate information and main business

Central Puerto S.A. (hereinafter the “Company”, ”we”, “us” or “CEPU”) and the companies that make up the business group (hereinafter the “Group”) form an integrated group of companies pertaining to the energy sector. The Group is mainly engaged in electric power generation and commercialization.

CEPU was incorporated pursuant to Executive Order No. 122/92. We were formed in connection with privatization process involving Servicios Eléctricos del Gran Buenos Aires S.A. (“SEGBA”) in which SEGBA’s electricity generation, transportation, distribution and sales activities were privatized.

On April 1, 1992, Central Puerto S.A., the consortium-awardee, took possession over SEGBA’s Nuevo Puerto and Puerto Nuevo plants, and we began operations.

Our shares are listed on the BCBA (“Buenos Aires Stock Exchange”), and, since February 2, 2018, they are listed on the NYSE (“New York Stock Exchange”), both under the symbol “CEPU”.

The Group owns five thermal generation plants across three complexes: Puerto, La Plata and Luján de Cuyo as follows:

–	Our Puerto complex is composed of two facilities, Central Nuevo Puerto (“Nuevo Puerto”) and Central Puerto Nuevo (“Puerto Nuevo”), located in the port of the City of Buenos Aires on the bank of the Rio de la Plata. Our Puerto complex’s facilities include the Nuevo Puerto and the Puerto Nuevo steam turbines plants and the Puerto Combined Cycle plant and has a current installed capacity of 1,714 MW.

–	Our Luján de Cuyo plant is located in Luján de Cuyo, Province of Mendoza and has an installed capacity of 509 MW. The plant also has a combined heat and power unit in place, which supplies 150 tons per hour of steam to YPF’s refinery in Luján de Cuyo under a steam provision contract.

–	Our La Plata plant is located in La Plata, Ensenada, Province of Buenos Aires and has an installed capacity of 128 MW and steam generating capacity of 240 tons per hour. The plant is installed on property owned by YPF’s La Plata refinery in connection with a 22-year agreement with YPF for the supply of steam and electricity beginning on October 31, 1995. As of further described in notes 22.2 and 22.8 in 2018 we transferred the plant to YPF Energía Eléctrica S.A. (“YPF EE”), a subsidiary of YPF.

The Group also owns the concession right of the Piedra del Águila hydroelectric power plant located at the edge of Limay river and on the border of the Neuquén and Rio Negro provinces. Piedra del Águila has an installed capacity of 1,440 MW from four 360 MW generating units.

The Group is also engaged in the natural gas distribution public sector service in the Cuyo and Centro regions in Argentina, through its equity investees Distribuidora de Gas del Centro S.A. and Distribuidora de Gas Cuyana S.A. (See note 3.2).

The Group is engaged in the management and operations of the thermal plants José de San Martín and Manuel Belgrano through its equity investees Termoeléctrica José de San Martín S.A. (“TJSM”) and Termoeléctrica General Belgrano S.A. (“TMB”). Additionally, through its subsidiary Central Vuelta de Obligado S.A. (“CVO”) the Group is engaged in the construction management and operation of the thermal plant Central Vuelta de Obligado.

Through its subsidiary Proener S.A., the Group sells and transports any type of fuels both in the country and abroad.

Moreover, as of the incorporation of CP Renovables S.A. (“CPR”) and its subsidiaries, the Group has begun to participate in the development and construction of energy projects based on the use of renewable energy sources.

Merger with Hidroneuquén SA, Operating SA and Sociedad Argentina de Energía SA

In December 2015, our Board of Directors approved the merger with our shareholders Hidroneuquén SA (“HDNQ”) and Operating SA (“Operating”) and our ultimate parent company Sociedad Argentina de Energia SA (“SADESA”). All the companies were under common control of SADESA. After the merger, CEPU is the surviving company. The effective date of the merger was January 1, 2016 and it was approved for the shareholders of the three companies in March 2016 and by the Argentine securities regulator (hereinafter “CNV”) in July 2016. The transaction has been accounted for at historical cost, similar to a pooling of interests, with a restatement of prior period financial statement to give retrospective effects to the merger as if the entities have always been under the same consolidated group. The restated financial statements have been presented to shareholders of the Company pursuant to the rules of CNV.

Overview of Argentine Electricity Market

Transactions among different participants in the electricity industry take place through the wholesale electricity market (“WEM”) which is a market in which generators, distributors and certain large users of electricity buy and sell electricity at prices determined by supply and demand (“Term market”) and also, where prices are established on an hourly basis based on the economic production cost, represented by the short term marginal cost measured at the system’s load center (“Spot market”). CAMMESA (Compañía Administradora del Mercado Mayorista Eléctrico Sociedad Anónima) is a quasi-government organization that was established to administer the WEM and functions as a clearing house for the different market participants operating in the WEM. Its main functions include the operation of the WEM and dispatch of generation and price calculation in the Spot market, the real-time operation of the electricity system and the administration of the commercial transactions in the electricity market.

Following Argentina’s economic crisis in 2001 and 2002 the costs of generators were increasing as a result of the devaluation of the Argentine peso and increasing fuel prices. As a result of the freeze in end user tariffs combined with the higher generation costs, CAMMESA began experiencing deficits as it was not able to collect from the end users (via distributors) the full price of electricity it owed to the generators. Given this structural deficit, CAMMESA passed a series of regulations to keep the electrical system operating despite the structural deficit.

Amendments to WEM regulations

a)	Resolution SE No. 406/03 and other regulations related to WEM generators’ receivables

Resolution 406/03 issued in September 2003 enforced priority payments of generator’s balances. Under the priority payment plan, generators only collected the variable generation costs declared and the payments for power capacity and the remaining payments on these plants were delayed as there were not sufficient funds as a result of the structural deficit. Resolution 406/03 established that the resulting monthly obligations to generators for the unpaid balance were to be considered payments without a fixed due date, or “LVFVD receivables” using the Spanish acronym. Although these obligations did not have a specified due date, the Resolution provided that they would earn interest at an equivalent rate to the one received by CAMMESA on its own cash investments, hereafter “the CAMMESA rate”.

As a result of this regulation, a portion of the invoices issued by Company’s plants were not paid in full beginning in 2004.

Between 2004 and 2007, the Argentine government issued a series of resolutions aimed at increasing thermal generation capacity while at the same time providing a mechanism for generators to collect their LVFVD receivables. These resolutions created funds called the “FONINVEMEM” which were administered by trusts (“the FONINVEMEM trust”) and made investments in two thermal generation plants within Argentina. All WEM creditor agents with LVFVD (including the Company) were invited to state formally their decision to participate in forming the FONINVEMEM. The Company, as most LVFVD generators, stated its decision to participate in the creation of the FONINVEMEM with the abovementioned receivables.

Under these Resolutions, the FONINVEMEM trusts are the owner of the plants during the first ten years of operations.

The FONINVEMEM agreements established that the receivables mentioned above will be paid by CAMMESA in 120 equal, consecutive monthly installments commencing on the commercial operation date of the plants. The LVFVD receivables were converted to US dollar to protect the generators from deterioration in the Argentine peso and began earning interest at LIBOR plus a spread as stipulated in the agreement (as opposed to the CAMMESA rate). After the initial ten years of the plants’ operations, ownership of the plants will be allocated to the generators and the government in accordance with a ratio between the total cost of the plants and the amount of each generator LVFVD. However, the allocation of ownership interests in the plants between and among the generators and the government was not stated in the agreements and has not been communicated to the Company. Further, any remaining debt obligation that was used to fund the construction of the plant is not expected to be transferred to the generators upon receiving equity interests in the plant.

The Company participated with LVFVD accrued over the 2004 - 2007 period in the FONINVEMEM trusts to construct the thermal generation plants named Thermal Jose de San Martin and Thermal Manuel Belgrano, which became operational in early 2010. At that time, CAMMESA informed the Company of the payment plan, including the amount of accrued interest at the CAMMESA rate which was added to the principal to be repaid in monthly installments over a ten-year period. Upon receipt of the payment schedule, the Company recognized accrued interest (related to the CAMMESA rate). The Company also began recognizing LIBOR interest income based on the contractual rate provided in the Resolution and the conversion of the receivables into US dollar. Since achieving commercial operations in 2010, CAMMESA have made all scheduled contractual principal and interest payments in accordance with the installment plan.

Additionally, in 2010 the Company approved a new agreement with the former Secretariat of Energy (Central Vuelta Obligado, the “CVO agreement”). This agreement established, among other agreements, a framework to determine a mechanism to settle unpaid trade receivables as per Resolution 406/03 accrued over the 2008-2011 period by the generators (“CVO receivables”) and for that purpose, enabling the construction of a thermal combined cycle plant named Central Vuelta de Obligado. The CVO agreement established that the CVO receivables will be paid by CAMMESA in 120 equal, consecutive monthly installments, they will be converted into US dollars at the rate stipulated in the agreement (Argentine Pesos 3.97 per US dollar) and they will accrue interest at LIBOR + 5%.

As of December 31, 2017, the stages of the work had not been completed in the contractually agreed terms, therefore there were uncertainties regarding the completion of the thermal combined cycle plant, and consequently, of its commissioning. Additionally, CAMMESA has not reported the amount of interest accrued on the CVO receivables corresponding to the CAMMESA rate, and therefore, the Company considered that the conditions set forth by IFRS for recognition had not been met at period-end. For this reason, we have not recognized interests as well as the effect of the conversion of these receivables into US dollars due to uncertainties in the application of the agreement terms by CAMMESA because the agreement included conditions precedent to complete the combined-cycle project and obtain the related regulatory approvals, which had not yet occurred. (See note 14.1).

Under the agreements mentioned in the previous paragraphs, generators created three companies, Termoeléctrica José de San Martín S.A., Termoeléctrica Manuel Belgrano S.A. and Central Vuelta de Obligado S.A., each of which is in charge of managing the purchase of equipment, construction, operation and maintenance of each of the new thermal power plants.

b)	Resolution No. 95/2013, Resolution No. 529/2014, Resolution No. 482/2015 and Resolution No. 22/2016

On March 26, 2013, the former Secretariat of Energy released Resolution No. 95/2013 (“Resolution 95”), which affects the remuneration of generators whose sales prices had been frozen since 2003. This new regulation, which modified the current regulatory framework for the electricity industry, is applicable to generators with certain exceptions. It defined a new compensation system based on compensating for fixed costs, non-fuel variable costs and an additional remuneration. Resolution 95 converted the Argentine electric market towards an “average cost” compensation scheme. Resolution 95 applied to all Company’s plants, excluding La Plata plant, which also sells energy in excess of YPF’s demand on the Spot market pursuant to the framework in place prior to Resolution 95.

In addition, Resolution 95 addressed LVFVD receivables not already included in any one of the FONINVEMEM trusts.

Thermal units must achieve an availability target which varies by technology in order to receive full fixed cost revenues. The availability of all Company’s plants exceeds this market average. As a result of Resolution 95, revenues to Company’s thermal units increased, but the impact on hydroelectric plant Piedra del Águila is dependent on hydrology. The new Resolution also established that all fuels, except coal, are to be provided by CAMMESA.

The resolution also established that part of the additional remuneration shall be not collected in cash rather it is implemented through LVFDV and will be directed to a “New Infrastructure Projects in the Energy Sector” which need to be approved by the former Secretariat of the Energy.

Finally, Resolution 95 suspended the inclusion of new contracts in the Term market as well as their extension or renewal. Notwithstanding the foregoing, contracts in force as at the effective date of Resolution 95 will continue being managed by CAMMESA upon their termination. As from such termination, large users should acquire their supplies directly from CAMMESA.

On May 23, 2014, the Official Gazzette published Resolution No. 529/2014 issued by the former Secretariat of Energy (“Resolution 529”) which retroactively updated the prices of Resolution 95 to February 1, 2014, changed target availability and added a remuneration for non-recurrence maintenance. This remuneration is implemented through LVFDV and is aimed to cover the expenses that the generator incurs when performing major maintenances in its units.

On July 17, 2015, the Secretariat of Electric Energy set forth Resolution No. 482/2015 (“Resolution 482”) which retroactively updated the prices of Resolution 529 to February 1, 2015, and created a new trust called “Recursos para las inversiones del FONINVEMEM 2015-2018” in order to invest in new generation plants. Company’s plants would receive compensation under this program.

Finally, on March 30, 2016, through Resolution No. 22/2016 (“Resolution 22”), the values set by Resolution 482 were updated to become effective as from the transactions of February 2016.

c)	Resolution No. 19/2017

On January 27, 2017, the Secretariat of Electric Energy (“SEE”) issued Resolution SEE No. 19/17 (published in the Official Gazette on February 2, 2017) (Resolution 19), which replaced Resolution 95, as amended. This resolution changes electric energy generators remuneration methodology for transactions operated since February 1, 2017.

Resolution 19 substantially amended the tariff scheme applicable, which was previously governed by Resolution 22. Among its most significant provisions, such resolution established: (a) that generation companies would receive a remuneration of electric power generated and available capacity, (b) gradual increases in tariffs effective as of February, May and November 2017, (c) that the new tariffs would be denominated in U.S. dollars, instead of Argentine pesos, thus protecting generation companies from potential fluctuations in the value of the Argentine peso and (d) 100% of the energy sales are collected in cash by generators, eliminating the creation of additional LVFVD receivables.

Pursuant to this resolution, the Secretariat of Electric Energy established that electricity generators, co-generators and self-generators acting as agents in the WEM and which operate conventional thermal power plants, may make guaranteed availability offers (ofertas de disponibilidad garantizada) in the WEM. Pursuant to these offers, these generation companies may commit specific capacity and power output of the generation, provided that such capacity and energy had not been committed under other power purchase agreements. The offers must be accepted by CAMMESA (acting on behalf of the electricity demanding agents of the WEM), who will be the purchaser of the power under the guaranteed availability agreements (compromisos de disponibilidad garantizada). The term of the guaranteed availability agreements is 3 years, and their general terms and conditions are established in Resolution 19.

Resolution 19 also establishes that WEM agents that operate hydroelectric power plants shall be remunerated for the energy and capacity of their generation units in accordance with the values set forth in such resolution.